Other Comprehensive Income - Schedule of Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Items that may be reclassified to the income statement
Currency translation adjustment disposed	£ (51)		£ (10)
Attributable tax	9	£ (5)	5
Fair value gain on other financial assets	13
Attributable tax	(4)
Items that are not reclassified to the income statement
Attributable tax	(42)	58	(24)
Other comprehensive (expense)/income for the year	(155)	690	20
Group [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(158)	910	(85)
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	175	(268)	110
Associates [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(104)	3	16
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	7	(8)	8
Subsidiaries [member]
Items that may be reclassified to the income statement
Currency translation adjustment disposed			(10)
Fair value reserve [member]
Items that may be reclassified to the income statement
Fair value gain on other financial assets	13
Items that are not reclassified to the income statement
Other comprehensive (expense)/income for the year	13
Reserve of exchange differences on translation [member]
Items that may be reclassified to the income statement
Currency translation adjustment disposed	(51)
Items that are not reclassified to the income statement
Other comprehensive (expense)/income for the year	(313)	912	(77)
Reserve of exchange differences on translation [member] | Group [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(158)	909	(83)
Reserve of exchange differences on translation [member] | Associates [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(104)	3	16
Reserve of exchange differences on translation [member] | Subsidiaries [member]
Items that may be reclassified to the income statement
Currency translation adjustment disposed			(10)
Retained earnings [member]
Items that may be reclassified to the income statement
Attributable tax	9	(5)	5
Attributable tax	(4)
Items that are not reclassified to the income statement
Attributable tax	(42)	58	(24)
Other comprehensive (expense)/income for the year	145	(223)	99
Retained earnings [member] | Group [member]
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	175	(268)	110
Retained earnings [member] | Associates [member]
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	7	(8)	8
Equity attributable to equity holders of the company [member]
Items that may be reclassified to the income statement
Currency translation adjustment disposed	(51)
Attributable tax	9	(5)	5
Fair value gain on other financial assets	13
Attributable tax	(4)
Items that are not reclassified to the income statement
Attributable tax	(42)	58	(24)
Other comprehensive (expense)/income for the year	(155)	689	22
Equity attributable to equity holders of the company [member] | Group [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(158)	909	(83)
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	175	(268)	110
Equity attributable to equity holders of the company [member] | Associates [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(104)	3	16
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	£ 7	(8)	8
Equity attributable to equity holders of the company [member] | Subsidiaries [member]
Items that may be reclassified to the income statement
Currency translation adjustment disposed			(10)
Non-controlling interest [member]
Items that are not reclassified to the income statement
Other comprehensive (expense)/income for the year		1	(2)
Non-controlling interest [member] | Group [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations		£ 1	£ (2)